Investment Objectives and Goals - Xtrackers Europe Defense Technologies ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers Europe Defense Technologies ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index.